Annual Total Returns - Fidelity Advisor Mid Cap II Fund [BarChart] - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-11 - Fidelity Advisor Mid Cap II Fund - Class A	Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	14.41%
Annual Return 2013	35.43%
Annual Return 2014	5.93%
Annual Return 2015	(1.85%)
Annual Return 2016	11.59%
Annual Return 2017	20.25%
Annual Return 2018	(15.10%)
Annual Return 2019	23.31%
Annual Return 2020	18.34%
Annual Return 2021	24.92%